Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: June 30, 2004
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 7/15/2004





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
69
Form 13F Information Table Value Total:
238,782
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers  Sole-Shared-None


Alfa Corp.              Com        015385107     291     20,800      SH          DEFINED              20,800
Allied Waste            ComPar$.01 019589308   1,629    123,600      SH          DEFINED             123,600
Assurant                Com        04621X108   2,063     78,200      SH          DEFINED              78,200
Atlas America           Com        049167109     201     10,000      SH          SOLE                 10,000
Baker Michael Corp      Com        057149106   4,870    319,162      SH          DEFINED             319,162
Berkley, WR             Com        084423102   1,061     24,700      SH          SOLE                 24,700
Burlington Res Inc.     Com        122014103   1,635     45,190      SH          DEFINED              45,190
Celadon Group           Com        150838100     663     37,675      SH          DEFINED              37,675
Chesapeake Utilities    Com        165303108     217      9,575      SH          SOLE                  9,575
CIT Group               Com        125581108   2,386     62,307      SH          DEFINED              62,307
Columbia Bankcorp       Com        197227101     178      6,100      SH          SOLE                  6,100
EOG Res Inc.            Com        26875P101   2,194     36,747      SH          DEFINED              36,747
Emcor Group             Com        29084Q100   5,159    117,300      SH          DEFINED             117,300
Emerson Elec Co.        Com        291011104   2,234     35,160      SH          DEFINED              35,160
Energen Corp.           Com        29265N108   4,050     84,400      SH          DEFINED              84,400
FTI Consulting          Com        302941109   5,705    345,775      SH          DEFINED             345,775
First Potomac           Com        33610F109     479     25,000      SH          DEFINED              25,000
Gladstone Coml          Com        376536108     472     28,600      SH          SOLE                 28,600
Griffon Corp.           Com        398433102   1,226     55,010      SH          DEFINED              55,010
Hilb Rogal              Com        431294107     924     25,900      SH          DEFINED              25,900
Imation Corp.           Com        45245A107   5,369    126,000      SH          DEFINED             126,000
Insituform Tech         CLA        457667103   1,470     90,375      SH          DEFINED              90,375
John Hancock Bk      SHBENINT      409735107   2,049    221,725      SH          DEFINED             221,725
Key Energy              Com        492914106   1,032    109,300      SH          SOLE                109,300
Nabi Biopharmac         Com        629519109   5,231    367,850      SH          DEFINED             367,850
NiSource Inc.           Com        65473P105   2,584    125,325      SH          DEFINED             125,325
OceanFirst              Com        675234108     310     12,949      SH          SOLE                 12,949
PartnerRe Holdings      Com        G6852T105   5,636     99,348      SH          DEFINED              99,348
PFF Bancorp             Com        69331W104   1,397     37,503      SH          SOLE                 37,503
PPL Corporation         Com        69351T106   6,740    146,850      SH          DEFINED             146,850
Pentair                 Com        709631105     673     20,000      SH          SOLE                 20,000
Provident Bankshares    Com        743859100     755     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402   1,890    236,200      SH          DEFINED             236,200
SCS Transn              Com        81111T102     744     28,200      SH          SOLE                 28,200
SunTrust Bks            Com        867914103   3,005     46,236      SH          DEFINED              46,236
Suncor Energy           Com        867229106   5,135    200,500      SH          DEFINED             200,500
Tredegar Corp.          Com        894650100     219     13,600      SH          SOLE                 13,600
US Homes Systems        Com        90335C100     847    118,513      SH          DEFINED             118,513
USI Hldgs               Com        90333H101   3,662    231,800      SH          DEFINED             231,800
United National         CLA        91103X102   5,640    373,250      SH          DEFINED             373,250
Urstadt Biddle Pptys    CLA        917286205     407     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107  10,511    381,525      SH          DEFINED             381,525
Washington Mutual       Com        939322103   2,763     71,515      SH          DEFINED              71,515
Waste Industries        Com        941057101   3,151    282,325      SH          DEFINED             282,325
Yardville Nat'l         Com        985021104   1,215     48,610      SH          DEFINED              48,610
Akamai Tech        Note 5.5  7/0   00971TAC5   9,669  9,570,000      PRN         DEFINED           9,570,000
Amkor Tech         Note 5.75 6/0   031652AN0   7,369  7,570,000      PRN         DEFINED           7,570,000
Anadigics          Note 5.0 11/1   032515AB4   3,626  3,750,000      PRN         DEFINED           3,750,000
Aspen Tech         SDCV 5.25 6/1   045327AB9   3,281  3,275,000      PRN         DEFINED           3,275,000
Atmel Corp.        SDCV      5/2   049513AE4   4,214  9,520,000      PRN         DEFINED           9,520,000
Bisys Group        Note 4.0  3/1   055472AB0  11,784 12,115,000      PRN         DEFINED          12,115,000
Brocade Commun     Note 2.0  1/0   111621AB4   4,543  4,990,000      PRN         DEFINED           4,990,000
Brooks Auto        Note 4.75 6/0   11434AAB6   7,302  7,500,000      PRN         DEFINED           7,500,000
Ciena Corp.        Note 3.75 2/0   171779AA9   7,664  8,763,000      PRN         DEFINED           8,763,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   9,786  9,925,000      PRN         DEFINED           9,925,000
E Trade Group      Note 6.0  2/0   269246AB0  10,522 10,295,000      PRN         DEFINED          10,295,000
Human Genome       Note 5.0  2/0   444903AF5   2,948  3,072,000      PRN         DEFINED           3,072,000
Key Energy         Note 5.0  9/1   492914AF3   1,115  1,133,000      PRN         DEFINED           1,133,000
Mercury Interact   Note 4.75 7/0   589405AB5   8,225  8,318,000      PRN         DEFINED           8,318,000
Parker Drilling    Note 5.5  8/0   701081AD3     413    414,000      PRN         SOLE                414,000
Photronics         Note 4.75 12/1  719405AC6   2,243  2,246,000      PRN         DEFINED           2,246,000
PMC Sierra         Note 3.75 8/1   69344FAB2     868    876,000      PRN         DEFINED             876,000
Quanta Svcs        Note 4.0  7/0   74762EAA0  10,409 11,504,000      PRN         DEFINED          11,504,000
RF Microdevices    Note 3.75 8/1   749941AB6   5,419  5,442,000      PRN         DEFINED           5,442,000
Safeguard Sci.     Note 5.0  6/1   786449AE8   4,079  4,066,000      PRN         DEFINED           4,066,000
Sanmina Corp       SDCV      9/1   800907AD9   4,275  8,174,000      PRN         DEFINED           8,174,000
Sepracor           SDCV 5.0  2/1   817315AL8   1,616  1,596,000      PRN         SOLE              1,596,000
WMX Technologies   Note 2.0  1/2   92929QAF4   1,162  1,192,000      PRN         SOLE              1,192,000
Wind River System  Note 3.75 12/1  973149AE7   6,178  6,387,000      PRN         DEFINED           6,387,000